Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	27,110,270	21,339,138	29,412,272	17,488,526
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	16,863,242	14,472,471	21,732,272	8,728,526
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	3,480,000	3,500,000	3,480,000	1,960,000
Convertible Subordinated Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,900,000	3,200,000	3,200,000	6,800,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	3,867,028	166,667	1,000,000	0